Revenues - Schedule of Partnership Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Partnership's revenue	$ 327,658	$ 273,626	$ 971,211	$ 814,556
FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	118,898	116,611	350,315	339,713
Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	51,977	41,038	140,155	132,300
Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	100,381	83,342	306,354	237,385
Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	13,041	20,794	49,100	69,809
Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	27,454	11,841	72,684	35,349
Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	15,907	0	52,603	0
Non-lease revenue - related to sales type or direct financing leases
Segment Reporting Information [Line Items]
Partnership's revenue	1,376	1,376	4,083	4,452
Voyage charters - towage
Segment Reporting Information [Line Items]
Partnership's revenue	14,954	11,431	38,075	26,558
Non-lease
Segment Reporting Information [Line Items]
Partnership's revenue	32,237	12,807	94,761	31,010
Eliminations
Segment Reporting Information [Line Items]
Partnership's revenue	0	(3,351)	(920)	(3,351)
Eliminations | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Eliminations | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Eliminations | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Eliminations | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Eliminations | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	(3,351)	(920)	(3,351)
Eliminations | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	0		0
FPSO Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	131,244	116,611	389,535	339,713
FPSO Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	118,898	116,611	350,315	339,713
FPSO Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FPSO Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FPSO Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FPSO Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FPSO Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	12,346		39,220
Shuttle Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	144,298	135,549	430,201	404,746
Shuttle Tanker Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Shuttle Tanker Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	51,977	41,038	140,155	132,300
Shuttle Tanker Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	72,526	75,344	222,218	208,183
Shuttle Tanker Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	9,039	16,251	35,720	55,739
Shuttle Tanker Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	7,924	2,916	21,032	8,524
Shuttle Tanker Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	2,832		11,076
FSO Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	32,586	10,205	99,823	32,492
FSO Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FSO Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FSO Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	27,855	5,662	84,136	18,422
FSO Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	4,002	4,543	13,380	14,070
FSO Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
FSO Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	729		2,307
UMS Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	3,916
UMS Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
UMS Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
UMS Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	3,916
UMS Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
UMS Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
UMS Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	0		0
Towage Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	14,954	11,431	38,075	26,558
Towage Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Towage Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Towage Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Towage Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Towage Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	14,954	11,431	38,075	26,558
Towage Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	0		0
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Partnership's revenue	4,576	3,181	14,497	10,482
Conventional Tanker Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Conventional Tanker Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Conventional Tanker Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	2,336	0	6,864
Conventional Tanker Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Partnership's revenue	0	0	0	0
Conventional Tanker Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Partnership's revenue	4,576	$ 845	14,497	$ 3,618
Conventional Tanker Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Partnership's revenue	$ 0		$ 0